UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (34.4%)
$5,000	ABN Amro Securities LLC, (dated 3/31/14; proceeds $5,000,011; fully collateralized by various U.S. Government Agencies, 3.00% - 5.00% due 08/15/40 - 01/15/43 and by a U.S. Government Obligation, 0.25% due 05/15/16; valued at $5,149,962)	0.08%		04/01/14	$5,000,000
500	ABN Amro Securities LLC, (dated 03/14/14; proceeds $500,138; fully collateralized by various Common Stocks; valued at $525,027) (Demand 04/07/14)	0.30	(a)	04/16/14	500,000
10,110	BNP Paribas Securities Corp., (dated 03/31/14; proceeds $10,110,022 ; fully collateralized by various U.S. Government Agencies, 2.21% - 3.07% due 10/01/37 - 12/01/42; valued at $10,413,300)	0.08		04/01/14	10,110,000
2,000	BNP Paribas Securities Corp., (dated 03/31/14; proceeds $2,000,011; fully collateralized by various Common Stocks and Preferred Stocks; valued at $2,100,043)	0.19		04/01/14	2,000,000
1,400	Credit Suisse Securities USA, (dated 03/17/14; proceeds $1,402,272 fully collateralized by a Corporate Bond, 9.00% due 02/15/20; valued at $1,485,945)	0.64		06/17/14	1,400,000
500	Credit Suisse Securities USA, (dated 03/18/14; proceeds $500,803 fully collateralized by a Corporate Bond, 9.00% due 02/15/20; valued at $532,005)	0.64		06/17/14	500,000
500	ING Financial Markets LLC, (dated 03/31/14; proceeds $500,002 fully collateralized by a Corporate Bond, 5.65% due 05/01/18; valued at $525,286)	0.14		04/01/14	500,000
300	ING Financial Markets LLC, (dated 03/03/14; proceeds $300,050; fully collateralized by a Corporate Bond, 5.65% due 05/01/18; valued at $317,481)	0.20		04/02/14	300,000
100	ING Financial Markets LLC, (dated 03/07/14; proceeds $100,017; fully collateralized by a Corporate Bond, 6.00% due 08/15/17; valued at $108,271)	0.20		04/07/14	100,000
1,000	ING Financial Markets LLC, (dated 03/14/14; proceeds $1,000,172; fully collateralized by a Corporate Bond, 5.65% due 05/01/18; valued at $1,050,572) (Demand 04/07/14)	0.20	(a)	04/14/14	1,000,000
200	ING Financial Markets LLC, (dated 02/21/14; proceeds $200,069; fully collateralized by various Corporate Bonds, 5.65% - 6.00% due 08/15/17 - 05/01/18 valued at $213,282) (Demand 04/07/14)	0.21	(a)	04/21/14	200,000
300	ING Financial Markets LLC, (dated 02/27/14; proceeds $300,105: fully collateralized by a Corporate Bond, 5.65% due 05/01/18; valued at $317,481) (Demand 04/07/14)	0.21	(a)	04/28/14	300,000
750	ING Financial Markets LLC, (dated 02/07/14; proceeds $750,430; fully collateralized by a Corporate Bond, 5.50% due 04/01/20; valued at $796,711)	0.35		04/07/14	750,000

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

100	ING Financial Markets LLC, (dated 02/26/14; proceeds $100,059; fully collateralized by a Corporate Bond, 6.75% due 03/19/20; valued at $108,999) (Demand 04/07/14)	0.35	(a)	04/28/14	100,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $502,055; fully collateralized by Convertible Bonds, 1.00% - 9.00% due 05/15/14 - 04/01/63 and Convertible Preferred Stocks; valued at $565,001) (Demand 04/07/14)	0.47	(a)	05/05/14	500,000
300	RBS Securities, Inc., (dated 3/31/14; proceeds $300,003; fully collateralized by a U.S. Government Agency, 0.38% due 10/20/28; valued at $311,459)	0.34		04/01/14	300,000
500	TD Securities USA LLC, (dated 03/31/14; proceeds $500,001; fully collateralized by a Corporate Bond, 5.65% due 06/09/14 and a U.S. Government Agency, 0.38% due 02/19/16; valued at $512,126)	0.07		04/01/14	500,000
500	Wells Fargo Securities LLC, (dated 01/27/14; proceeds $500,442; fully collateralized by various Corporate Bonds, 4.54% - 8.50% due 07/15/18 - 03/26/42 valued at $529,808)	0.35		04/28/14	500,000

	Total Repurchase Agreements (Cost $24,560,000)				24,560,000

	Certificates of Deposit (24.6%)
	Domestic Bank (1.3%)
900	Branch Banking & Trust Co.	0.17		04/22/14	900,000

	International Banks (23.3%)
3,250	Bank of Montreal	0.18		05/20/14 - 06/19/14	3,250,000
750	BNP Paribas	0.32		05/01/14	750,000
1,200	Credit Industriel et Commercial	0.33		07/23/14 - 07/28/14	1,200,000
1,500	Credit Suisse NY	0.23		05/02/14 - 06/24/14	1,500,000
750	Deutsche Bank AG	0.27		05/29/14	750,000
700	Mizuho Bank Ltd.	0.22		05/02/14	700,000
1,500	Oversea Chinese Banking Corporation	0.19 - 0.23		04/16/14 - 05/08/14	1,500,000
1,500	Sumitomo Mitsui Banking Corp.	0.08 - 0.26		04/01/14 - 05/09/14	1,500,000
3,500	Swedbank AB	0.08		04/01/14 - 04/04/14	3,500,000
2,000	Toronto Dominion Bank	0.06		04/03/14	2,000,000

					16,650,000

	Total Certificates of Deposit (Cost $17,550,000)				17,550,000

	Commercial Paper (22.2%)
	Automobiles (0.7%)
500	Toyota Motor Credit Corp.	0.18		06/05/14	499,837

	Domestic Bank (2.0%)
1,400	JP Morgan Securities LLC (b)	0.28		07/14/14	1,398,868

	Food & Beverage (1.6%)
750	Coca-Cola Co. (b)	0.18		09/02/14 - 09/11/14	749,407
400	Nestle Capital Corp. (b)	0.20		08/19/14	399,697

					1,149,104

	International Banks (17.9%)
2,500	Bank of Nova Scotia	0.20 - 0.23		04/17/14 - 07/01/14	2,499,148
2,000	Caisse Des Depots Et (b)	0.18		04/30/14	1,999,718
800	Caisse Des Depots Et	0.24		06/26/14	799,541

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

3,000	Credit Agricole North America, Inc.	0.04	04/01/14	3,000,000
500	DBS Bank Ltd. (b)	0.22	05/05/14 - 07/01/14	499,809
600	DBS Bank Ltd.	0.22	07/21/14	599,594
600	Erste Abwicklungsanstalt	0.18	04/01/14	600,000
1,750	Sumitomo Mitsui Banking Corp.	0.23	07/03/14	1,748,983
550	United Overseas Bank Ltd. (b)	0.22	06/13/14 - 06/23/14	549,739
500	United Overseas Bank Ltd.	0.25	09/25/14	499,385

				12,795,917

	Total Commercial Paper (Cost $15,843,726)			15,843,726

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Extendible Floating Rate Notes (10.2%)
	Domestic Banks (5.6%)
2,000	JPMorgan Chase Bank NA (Extendible Maturity Date 04/07/15)	0.35%	06/09/14	03/07/19	2,000,000
2,000	Wells Fargo Bank NA (Extendible Maturity Date 04/15/15 - 4/20/15)	0.28 - 0.33	04/22/14 - 06/16/14	03/20/19 - 07/15/19	2,000,000

					4,000,000

	International Banks (4.6%)
1,000	Bank of Nova Scotia (Extendible Maturity Date 03/30/15)	0.34	04/30/14	01/31/19	1,000,000
1,000	Royal Bank of Canada (Extendible Maturity Date 04/01/15)	0.30	04/01/14	04/01/19	999,952
1,300	Svenska Handelsbanken AB (b) (Extendible Maturity Date 09/15/14)	0.27	04/15/14	05/13/16	1,300,000

					3,299,952

	Total Extendible Floating Rate Notes (Cost $7,299,952)				7,299,952

	Floating Rate Notes (8.2%)
	International Banks
500	DBS Bank Ltd. (b)	0.24	06/30/14	09/30/14	499,977
750	HSBC Bank PLC	0.24	04/10/14	04/10/14	750,000
2,450	Rabobank Nederland NY	0.28 - 0.29	05/28/14 - 06/24/14	11/28/14 - 03/24/15	2,450,000
700	Toronto Dominion Bank	0.24	05/06/14	02/06/15	700,000
1,500	Westpac Banking Corp.	0.24	06/16/14	12/15/14	1,500,000

	Total Floating Rate Notes (Cost $5,899,977)				5,899,977

	Total Investments (Cost $71,153,655) (d)			99.6%	71,153,655
	Other Assets in Excess of Liabilities			0.4	252,319

	Net Assets			100.0%	$71,405,974

(a)	Rate shown is the rate in effect at March 31, 2014.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (64.4%)
	Basic Materials (1.7%)
$190	ArcelorMittal (Luxembourg)	9.50%	02/15/15	$203,300
85	Ecolab, Inc.	1.00	08/09/15	85,290
115	Ecolab, Inc.	3.00	12/08/16	120,583
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	173,153
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	126,143

				708,469

	Communications (7.0%)
250	Amazon.com, Inc.	1.20	11/29/17	247,747
300	AT&T, Inc.	2.375	11/27/18	301,821
375	AT&T, Inc.	2.50	08/15/15	384,448
225	Baidu, Inc. (China)	3.25	08/06/18	230,303
180	Comcast Corp.	5.70	05/15/18	206,908
225	Orange SA (France)	2.75	02/06/19	228,096
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	124,457
175	Time Warner Cable, Inc.	6.75	07/01/18	205,332
425	Verizon Communications, Inc.	2.55	06/17/19	427,973
225	Viacom, Inc.	2.50	09/01/18	227,759
275	Vodafone Group PLC (United Kingdom)	1.25	09/26/17	272,179

				2,857,023

	Consumer, Cyclical (3.9%)
210	CVS Caremark Corp.	2.25	12/05/18	210,395
250	Daimler Finance North America LLC (Germany) (a)	2.375	08/01/18	252,552
230	Glencore Funding LLC (a)	1.70	05/27/16	230,895
220	Home Depot, Inc.	5.40	03/01/16	239,792
240	Nissan Motor Acceptance Corp. (a)	2.65	09/26/18	243,025
250	Volkswagen International Finance N.V. (Germany) (a)	1.125	11/18/16	250,128
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	140,396

				1,567,183

	Consumer, Non-Cyclical (10.5%)
265	AbbVie, Inc.	1.75	11/06/17	266,068
250	Altria Group, Inc.	4.125	09/11/15	262,070
150	Amgen, Inc.	2.50	11/15/16	155,106
165	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.125	01/15/15	169,649
200	BAT International Finance PLC (United Kingdom) (a)	1.40	06/05/15	201,619
265	Baxter International, Inc.	1.85	06/15/18	263,758
100	Covidien International Finance SA	1.35	05/29/15	100,833
275	Diageo Capital PLC (United Kingdom)	1.50	05/11/17	277,054
210	Experian Finance PLC (United Kingdom) (a)	2.375	06/15/17	213,875
120	General Mills, Inc.	0.875	01/29/16	120,151
350	Gilead Sciences, Inc.	3.05	12/01/16	368,272
75	Kellogg Co.	1.125	05/15/15	75,475
250	Kraft Foods Group, Inc.	2.25	06/05/17	256,460
150	Kroger Co. (The)	2.30	01/15/19	148,742
200	Mastercard, Inc.	2.00	04/01/19	199,372
370	McKesson Corp.	3.25	03/01/16	385,682
175	PepsiCo, Inc.	0.75	03/05/15	175,587
200	PepsiCo, Inc.	0.95	02/22/17	199,128
85	UnitedHealth Group, Inc.	1.40	10/15/17	84,843
100	Ventas Realty LP	1.55	09/26/16	100,938
240	WellPoint, Inc.	1.875	01/15/18	238,419

				4,263,101

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Diversified (0.5%)
200	LVMH Moet Hennessy Louis Vuitton SA (France) (a)	1.625	06/29/17	201,585

	Energy (2.9%)
225	DCP Midstream Operating LP	2.70	04/01/19	224,719
175	EnLink Midstream Partners LP	2.70	04/01/19	175,749
115	Enterprise Products Operating LLC	1.25	08/13/15	115,800
380	Marathon Petroleum Corp.	3.50	03/01/16	398,269
275	Phillips 66	1.95	03/05/15	278,269

				1,192,806

	Finance (29.5%)
265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	273,305
120	Abbey National Treasury Services PLC (United Kingdom)	3.05	08/23/18	123,675
230	ABN Amro Bank N.V. (Netherlands) (a)	2.50	10/30/18	229,828
110	Aflac, Inc.	3.45	08/15/15	114,314
200	American Express Credit Corp.	2.125	03/18/19	199,424
205	American Honda Finance Corp. (Japan) (a)	1.60	02/16/18	203,044
200	Australia & New Zealand Banking Group Ltd. (Australia)	1.45	05/15/18	195,296
400	Bank of America Corp.	2.60	01/15/19	402,028
195	Bank of Montreal, MTN (Canada)	1.40	09/11/17	194,193
210	BB&T Corp.	2.25	02/01/19	210,126
200	Berkshire Hathaway Finance Corp.	2.90	10/15/20	203,022
210	BNP Paribas SA, MTN (France)	2.70	08/20/18	214,390
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	258,483
110	Canadian Imperial Bank of Commerce (Canada)	1.55	01/23/18	108,926
405	Citigroup, Inc.	4.45	01/10/17	437,698
250	Commonwealth Bank of Australia (Australia)	1.95	03/16/15	253,717
250	Commonwealth Bank of Australia (Australia)	2.50	09/20/18	253,955
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	122,003
250	Credit Agricole SA (France) (a)	2.125	04/17/18	249,177
250	Discover Bank	2.00	02/21/18	249,102
205	DNB Bank ASA (Norway) (a)	3.20	04/03/17	215,471
635	General Electric Capital Corp.	1.625	04/02/18	632,277
325	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	327,456
350	HSBC Finance Corp.	5.25	04/15/15	365,888
255	Hyundai Capital America (a)	2.125	10/02/17	257,072
200	ING Bank N.V. (Netherlands) (a)	3.75	03/07/17	212,759
125	ING US, Inc.	2.90	02/15/18	128,194
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	207,181
170	John Deere Capital Corp.	1.95	12/13/18	169,418
300	JPMorgan Chase & Co.	1.625	05/15/18	294,913
200	Lloyds Bank PLC (United Kingdom)	2.30	11/27/18	200,021
200	Macquarie Bank Ltd. (Australia) (a)	1.65	05/30/18	199,529
275	Metropolitan Life Global Funding I (a) (b)	1.50	01/10/18	268,202
230	Mizuho Corporate Bank Ltd. (Japan) (a)	1.85	03/21/18	227,859
250	National Australia Bank Ltd. (Australia) (a)	1.25	03/17/17	249,610
270	Nationwide Building Society (United Kingdom) (a)	4.65	02/25/15	279,743
240	Nordea Bank AB (Sweden) (a)	0.875	05/13/16	239,784
150	PACCAR Financial Corp., MTN	1.15	08/16/16	150,965
250	PNC Bank NA	0.80	01/28/16	250,581
250	Principal Financial Group, Inc.	1.85	11/15/17	250,924
320	Prudential Financial, Inc., MTN	4.75	09/17/15	338,182
200	QBE Insurance Group Ltd. (Australia) (a)	2.40	05/01/18	195,751
170	Royal Bank of Scotland Group PLC (United Kingdom)	2.55	09/18/15	173,668
40	Santander Holdings USA, Inc.	3.45	08/27/18	41,427
200	Skandinaviska Enskilda Banken AB (Sweden) (a)	1.75	03/19/18	197,790
300	Standard Chartered PLC (United Kingdom) (a)	3.85	04/27/15	309,995
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	262,681

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

200	Swedbank AB (Sweden) (a)	1.75		03/12/18	198,188
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625		09/10/18	230,684
120	Wells Fargo & Co.	2.15		01/15/19	119,855
350	Westpac Banking Corp. (Australia) (a)	1.375		05/30/18	342,118

					12,033,892

	Industrials (2.3%)
215	Eaton Corp.	1.50		11/02/17	214,151
200	Heathrow Funding Ltd. (United Kingdom) (a)	2.50		06/25/15	202,473
115	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda) (a)	2.875		01/15/19	114,785
50	Precision Castparts Corp.	0.70		12/20/15	50,081
110	Thermo Fisher Scientific, Inc.	2.40		02/01/19	109,664
250	Waste Management, Inc.	2.60		09/01/16	259,049

					950,203

	Technology (2.7%)
100	Altera Corp.	2.50		11/15/18	100,274
160	Applied Materials, Inc.	2.65		06/15/16	165,996
275	EMC Corp.	1.875		06/01/18	275,090
110	Hewlett-Packard Co.	3.30		12/09/16	115,767
130	Oracle Corp.	2.375		01/15/19	131,697
300	TSMC Global Ltd. (Taiwan) (a)	1.625		04/03/18	291,580

					1,080,404

	Utilities (3.4%)
100	Dominion Resources, Inc.	1.25		03/15/17	99,845
350	Enel Finance International N.V. (Italy) (a)	3.875		10/07/14	355,424
225	GDF Suez (France) (a)	1.625		10/10/17	225,392
175	Northeast Utilities	1.45		05/01/18	169,997
200	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	203,799
200	PSEG Power LLC	5.50		12/01/15	214,942
110	Southern Co. (The)	2.45		09/01/18	111,676

					1,381,075

	Total Corporate Bonds (Cost $26,134,705)				26,235,741

	Asset-Backed Securities (15.3%)
200	Ally Auto Receivables Trust	0.57		08/20/15	200,083
800	American Express Credit Account Master Trust	1.405	(c)	03/15/17	803,655
	CarMax Auto Owner Trust
180		0.52		07/17/17	180,151
150		0.97		04/16/18	150,961
	Chase Issuance Trust
425		0.54		10/16/17	425,078
573		0.59		08/15/17	573,482
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	151,010
230	Discover Card Execution Note Trust	0.585	(c)	07/15/21	230,828
169	Fifth Third Auto Trust	0.88		10/16/17	169,933
210	Ford Credit Auto Lease Trust	0.60		03/15/16	210,287
375	Ford Credit Floorplan Master Owner Trust (a)	4.20		02/15/17	387,178
	GE Dealer Floorplan Master Note Trust
275		0.647	(c)	06/20/17	275,969
330		0.757	(c)	07/20/16	330,400
200	Hertz Fleet Lease Funding LP (a)	0.704	(c)	12/10/27	200,508
145	Hyundai Auto Receivables Trust	1.01		02/15/18	146,035
475	John Deere Owner Trust	0.60		03/15/17	475,853
225	North Carolina State Education Assistance Authority	1.039	(c)	07/25/25	225,873
100	Panhandle-Plains Higher Education Authority, Inc.	1.183	(c)	07/01/24	100,168
202	Toyota Auto Receivables Owner Trust	0.89		07/17/17	203,278
387	Vericrest Opportunity Loan Transferee (a)	3.25		11/25/53	387,000
235	Volvo Financial Equipment LLC (a)	0.74		03/15/17	235,498
	World Omni Automobile Lease Securitization Trust
55		0.93		11/16/15	55,288

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

113		1.10		12/15/16	113,769

	Total Asset-Backed Securities (Cost $6,209,535)				6,232,285

	U.S. Treasury Security (9.0%)
3,675	U.S. Treasury Notes (Cost $3,696,629)	0.875		01/31/17 - 02/28/17	3,679,321

	Agency Adjustable Rate Mortgages (4.9%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
176		2.314		06/01/36	186,663
158		2.418		07/01/38	167,606
52		2.425		07/01/36	55,181
389		2.431		07/01/38	420,355
38		2.681		01/01/38	40,049
	Federal National Mortgage Association, Conventional Pools:
177		2.326		05/01/35	188,080
206		2.41		09/01/38	218,420
330		2.466		04/01/38	351,154
232		2.506		10/01/39	245,293
	Government National Mortgage Association, Various Pools:
57		2.00		11/20/39	59,386
62		3.00		02/20/40	64,721

	Total Agency Adjustable Rate Mortgages (Cost $1,999,257)				1,996,908

	Collateralized Mortgage Obligations - Agency Collateral Series (2.4%)
	Federal Home Loan Mortgage Corporation
245		1.426		08/25/17	246,397
	REMIC
191		7.50		09/15/29	220,077
	Federal National Mortgage Association
198		0.595		08/25/15	198,233
98		0.953		11/25/15	99,028
221		1.083		02/25/16	222,819

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $974,863)				986,554

	Sovereign (1.1%)
245	Korea Development Bank (The) (Korea, Republic of)	1.50		01/22/18	240,339
200	Qatar Government International Bond (Qatar) (a)	4.00		01/20/15	205,500

	Total Sovereign (Cost $453,928)				445,839

	Mortgage - Other (0.6%)
248	Freddie Mac Structured Agency Credit Risk Debt Notes (Cost $248,224)	1.154		02/25/24	249,034

	Agency Fixed Rate Mortgages (0.6%)
	Federal National Mortgage Association, Conventional Pools:
106		6.50		01/01/32 - 11/01/33	119,371
91		7.00		12/01/31 - 06/01/32	100,156

	Total Agency Fixed Rate Mortgages (Cost $205,750)				219,527

	Commercial Mortgage-Backed Securities (0.5%)
97	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	97,785
100	Hilton USA Trust (a)	1.156	(c)	11/05/30	100,140

	Total Commercial Mortgage-Backed Securities (Cost $199,387)				197,925

	Short-Term Investments (0.6%)
	U.S. Treasury Security (0.3%)
115	U.S. Treasury Bill (d) (e) (Cost $114,972)	0.063		08/21/14	114,976

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (0.3%)
114	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $114,249)		114,249

	Total Short-Term Investments (Cost $229,221)		229,225

	Total Investments (Cost $40,351,499) (g) (h)	99.4%	40,472,359
	Other Assets in Excess of Liabilities	0.6	256,962

	Net Assets	100.0%	$40,729,321

FDIC	Federal Deposit Insurance Corporation.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	For the 3 months ended March 31, 2014, there were no transactions in MetLife, Inc, Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.
(d)	Rate shown is the yield to maturity at March 31, 2014.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Futures Contracts Open at March 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
47	Long	U.S. Treasury 2 yr. Note, Jun-14	$10,319,438	$(13,500)
12	Long	U.S. Treasury 10 yr. Note, Jun-14	1,482,000	(9,374)
7	Long	U.S. Treasury Long Bond, Jun-14	932,531	7,656
46	Short	U.S. Treasury 5 yr. Note, Jun-14	(5,471,844)	34,860

		Net Unrealized Appreciation		$19,642

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Credit Default Swap Agreements Open at March 31, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$225	1.00%	12/20/18	$(1,413)	$(3,905)	$(5,318)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	250	1.00	3/20/19	(3,821)	4,798	977	BBB+

Total Credit Default Swaps		$475			$(5,234)	$893	$(4,341)

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Interest Rate Swap Agreements Open at March 31, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
Bank of America NA	660	3 Month LIBOR	Receive	2.10%	02/05/23	$29,617
Goldman Sachs International	1,050	3 Month LIBOR	Receive	2.09	02/15/23	49,164
Royal Bank of Canada	1,060	3 Month LIBOR	Receive	2.06	02/06/23	51,700

		Total Unrealized Appreciation				$130,481

LIBOR	London Interbank Offered Rate.

† Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (95.3%)
	Basic Materials (5.2%)
$333	Allegheny Technologies, Inc.	4.25%	06/01/14	$341,117
545	ArcelorMittal (Luxembourg)	10.35	06/01/19	692,831
225	Ashland, Inc.	6.875	05/15/43	227,813
790	BHP Billiton Finance USA Ltd. (Australia)	3.85	09/30/23	810,918
390	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	391,950
940	Freeport-McMoRan Copper & Gold, Inc.	3.875	03/15/23	900,477
690	Glencore Funding LLC (a)	4.125	05/30/23	660,247
890	Goldcorp, Inc. (Canada)	3.70	03/15/23	840,555
535	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	556,117
545	Lubrizol Corp.	8.875	02/01/19	704,743
470	NOVA Chemicals Corp. (a)	5.25	08/01/23	504,663
550	Rockwood Specialties Group, Inc.	4.625	10/15/20	570,625
341	United States Steel Corp.	4.00	05/15/14	345,049
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	208,743
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	225,555

				7,981,403

	Communications (10.9%)
375	AT&T, Inc.	5.35	09/01/40	384,589
875	AT&T, Inc.	6.30	01/15/38	998,754
310	Cablevision Systems Corp.	7.75	04/15/18	355,337
575	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/23	560,398
200	Columbus International, Inc. (Barbados) (a)	7.375	03/30/21	206,250
670	Comcast Corp.	6.40	05/15/38	826,445
195	CSC Holdings LLC	6.75	11/15/21	218,888
251	Ctrip.com International Ltd. (a)	1.25	10/15/18	250,059
675	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	669,075
285	ENTEL Chile SA (Chile) (a)	4.875	10/30/24	288,031
325	Juniper Networks, Inc.	4.50	03/15/24	329,691
470	Lamar Media Corp. (a)	5.375	01/15/24	484,100
350	MDC Partners, Inc. (Canada) (a)	6.75	04/01/20	370,125
675	NBC Universal Media LLC	5.95	04/01/41	799,690
350	Omnicom Group, Inc.	3.625	05/01/22	348,189
250	Priceline.com, Inc. (a)	0.35	06/15/20	296,406
900	Qtel International Finance Ltd. (Qatar) (a)	3.25	02/21/23	847,125
357	RF Micro Devices, Inc.	1.00	04/15/14	366,594
243	SINA Corp. (China) (a)	1.00	12/01/18	232,217
505	T-Mobile USA, Inc.	6.25	04/01/21	535,931
375	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	383,710
580	Telefonica Europe BV (Spain)	8.25	09/15/30	755,209
125	Time Warner Cable, Inc.	4.50	09/15/42	115,190
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,407,992
410	Time Warner, Inc.	7.70	05/01/32	551,331
1,085	Verizon Communications, Inc.	3.85	11/01/42	912,072
350	Verizon Communications, Inc.	5.15	09/15/23	383,735
1,675	Verizon Communications, Inc.	6.55	09/15/43	2,045,738
500	Viacom, Inc.	5.85	09/01/43	551,420
226	Yahoo!, Inc. (a)	0.00	12/01/18	230,803

				16,705,094

	Consumer, Cyclical (5.1%)
413	American Airlines Pass-Through Trust (a)	4.00	07/15/25	416,587
873	American Airlines Pass-Through Trust (a)	4.95	01/15/23	936,679
650	British Airways PLC (United Kingdom) (a)	4.625	06/20/24	680,794
425	Chrysler Group LLC/CG Co-Issuer, Inc. (a)	8.00	06/15/19	467,500
395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	588,170
425	Exide Technologies (b) (c)	8.625	02/01/18	325,125
225	Ford Motor Co.	4.75	01/15/43	218,419

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	475	General Motors Co. (a)	4.875	10/02/23	489,250
	141	Iconix Brand Group, Inc.	2.50	06/01/16	192,201
KRW	200,000	Lotte Shopping Co. Ltd., Series LOTT (Korea, Republic of)	0.00	01/24/18	192,368
	$250	Lowe’s Cos., Inc.	5.00	09/15/43	266,279
	575	QVC, Inc.	4.375	03/15/23	567,682
	220	Toll Brothers Finance Corp.	0.50	09/15/32	233,475
	875	United Airlines Pass-Through Trust	4.30	08/15/25	901,801
	275	US Airways Pass-Through Trust	3.95	11/15/25	277,062
	780	Wyndham Worldwide Corp.	4.25	03/01/22	790,225
	265	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	296,137

					7,839,754

		Consumer, Non-Cyclical (10.1%)
	440	ADT Corp. (The) (a)	6.25	10/15/21	452,650
	400	Albea Beauty Holdings SA (a)	8.375	11/01/19	436,000
	465	Altria Group, Inc.	5.375	01/31/44	487,951
	819	Amgen, Inc.	5.15	11/15/41	846,862
	775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70	02/01/24	784,581
	340	ARAMARK Corp.	5.75	03/15/20	360,825
	450	BioMarin Pharmaceutical, Inc.	1.50	10/15/20	501,750
	260	BRF SA (Brazil) (a)	3.95	05/22/23	232,700
	500	Coca-Cola Co.	3.20	11/01/23	492,704
	350	ESAL GmbH (Brazil) (a)	6.25	02/05/23	332,500
	350	Gilead Sciences, Inc.	4.80	04/01/44	361,727
	225	Grifols Worldwide Operations Ltd. (Spain) (a)	5.25	04/01/22	230,625
HKD	2,000	Hengan International Group Co. Ltd. (China)	0.00	06/27/18	263,972
	$131	Jarden Corp.	1.875	09/15/18	182,827
	200	JBS Investments GmbH (Brazil) (a)	7.75	10/28/20	211,750
	450	McKesson Corp.	2.70	12/15/22	419,985
	140	McKesson Corp.	4.883	03/15/44	142,460
	760	Medtronic, Inc.	3.625	03/15/24	764,670
	770	Novartis Capital Corp. (Switzerland)	3.40	05/06/24	770,701
	775	PepsiCo, Inc.	3.60	03/01/24	777,588
	321	PHH Corp.	4.00	09/01/14	346,881
	600	Philip Morris International, Inc.	4.50	03/20/42	589,579
	455	RR Donnelley & Sons Co.	7.875	03/15/21	523,250
	425	Salix Pharmaceuticals Ltd. (a)	6.00	01/15/21	454,750
	800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	873,000
	280	Teva Pharmaceutical Finance Co. BV (Israel)	2.95	12/18/22	260,717
	720	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	722,386
	370	United Rentals North America, Inc.	5.75	11/15/24	373,237
	750	UnitedHealth Group, Inc.	2.875	03/15/23	712,606
	630	Verisk Analytics, Inc.	5.80	05/01/21	700,125
	930	WM Wrigley Jr Co. (a)	2.90	10/21/19	939,562

					15,550,921

		Diversified (0.1%)
	200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	205,500

		Energy (8.2%)
	160	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	162,000
	675	Buckeye Partners LP	4.15	07/01/23	674,482
	450	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	540,024
	400	Cimarex Energy Co.	5.875	05/01/22	436,000
	125	Continental Resources, Inc.	4.50	04/15/23	129,694
	420	Continental Resources, Inc.	7.125	04/01/21	475,650
	600	DCP Midstream Operating LP	3.875	03/15/23	587,346
	510	Ecopetrol SA (Colombia)	5.875	09/18/23	558,450
	425	Energy Transfer Partners LP	3.60	02/01/23	407,263
	600	Energy Transfer Partners LP	4.90	02/01/24	625,645
EUR	200	Eni SpA, Series GALP (Italy)	0.25	11/30/15	284,953
	$650	EnLink Midstream Partners LP	2.70	04/01/19	652,783

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	850	Enterprise Products Operating LLC	5.95		02/01/41		976,641
	175	Kinder Morgan Energy Partners LP	2.65		02/01/19		174,945
	1,175	Kinder Morgan Energy Partners LP	3.50		09/01/23		1,111,624
	200	Lukoil International Finance BV (Russia)	2.625		06/16/15		203,400
	375	Marathon Petroleum Corp.	6.50		03/01/41		455,623
	500	Nexen Energy ULC (Canada)	6.40		05/15/37		577,091
	250	Phillips 66	4.30		04/01/22		264,747
	675	Pioneer Natural Resources Co.	3.95		07/15/22		690,429
	245	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		302,946
	355	Sinopec Group Overseas Development 2012 Ltd. (China) (a) (d)	2.75		05/17/17		364,988
	225	Spectra Energy Capital LLC	8.00		10/01/19		276,012
	170	Tesoro Corp.	5.375		10/01/22		175,738
	450	Transocean, Inc.	6.375		12/15/21		506,560
	875	Weatherford International Ltd.	4.50		04/15/22		917,800

							12,532,834

		Finance (41.1%)
EUR	200	Aabar Investments PJSC (Germany)	4.00		05/27/16		340,968
	$390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00		06/15/21		410,695
	300	Abbey National Treasury Services PLC (United Kingdom)	4.00		03/13/24		303,203
	800	ABN Amro Bank N.V. (Netherlands) (a)	2.50		10/30/18		799,400
	375	Alexandria Real Estate Equities, Inc.	3.90		06/15/23		362,868
	325	American Campus Communities Operating Partnership LP	3.75		04/15/23		310,572
	1,285	American Financial Group, Inc.	9.875		06/15/19		1,658,398
	375	American International Group, Inc.	4.875		06/01/22		411,330
	720	American International Group, Inc.	6.40		12/15/20		859,036
	350	American International Group, Inc.	8.25		08/15/18		438,326
	370	American Tower Corp.	3.50		01/31/23		350,541
	151	Ares Capital Corp. (a)	4.375		01/15/19		160,626
	825	Banco de Credito del Peru (Peru) (a)	6.125	(e)	04/24/27		860,062
	1,920	Bank of America Corp. (f)	4.00		04/01/24		1,921,661
	555	Bank of America Corp.	7.75		05/14/38		734,126
	1,930	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		2,170,248
	800	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21		869,000
	610	Bear Stearns Cos., LLC (The)	5.55		01/22/17		676,770
	300	Billion Express Investments Ltd. (China) (d)	0.75		10/18/15		299,250
	365	BNP Paribas SA (France)	5.00		01/15/21		405,714
	75	Boston Properties LP	3.80		02/01/24		74,514
	385	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		423,358
	936	Capital One Bank, USA NA	3.375		02/15/23		912,505
	150	Citigroup, Inc.	3.875		10/25/23		149,234
	170	Citigroup, Inc.	5.50		09/13/25		181,471
	170	Citigroup, Inc.	6.675		09/13/43		199,768
	1,200	Citigroup, Inc.	8.125		07/15/39		1,741,211
	200	Citigroup, Inc.	8.50		05/22/19		255,092
	700	CNA Financial Corp.	7.35		11/15/19		859,475
	1,175	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22		1,169,084
	260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(e)	06/30/19	(g)	345,800
	270	Credit Agricole SA (France) (a)	7.875	(e)	01/23/24	(g)	285,525
	825	Credit Suisse AG (Switzerland) (a)	6.50		08/08/23		907,500
	800	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21		887,246
	425	Discover Bank	7.00		04/15/20		502,061
	715	Discover Financial Services	3.85		11/21/22		703,138
	1,060	Ford Motor Credit Co., LLC	4.207		04/15/16		1,123,942
	600	Ford Motor Credit Co., LLC	5.00		05/15/18		662,858
	400	Ford Motor Credit Co., LLC	5.875		08/02/21		460,952
	545	General Electric Capital Corp.	5.30		02/11/21		613,879

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

1,170	General Electric Capital Corp., MTN	5.875		01/14/38	1,384,036
1,650	General Electric Capital Corp., Series G	6.00		08/07/19	1,939,291
620	Genworth Financial, Inc.	7.70		06/15/20	757,323
1,935	Goldman Sachs Group, Inc. (The)	3.625		01/22/23	1,907,024
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,034,191
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,079,988
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	680,416
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,901,143
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	381,626
300	Host Hotels & Resorts LP, Series D	3.75		10/15/23	291,102
485	HSBC Finance Corp.	6.676		01/15/21	566,755
440	HSBC Holdings PLC (United Kingdom)	4.00		03/30/22	457,732
200	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	200,650
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	832,642
750	ING Bank N.V. (Netherlands) (a)	5.80		09/25/23	801,300
375	ING US, Inc.	5.65	(e)	05/15/53	374,625
420	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	432,285
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	327,050
490	JPMorgan Chase & Co.	3.20		01/25/23	476,041
910	JPMorgan Chase & Co.	3.875		02/01/24	920,031
1,745	JPMorgan Chase & Co.	4.50		01/24/22	1,884,364
550	Kilroy Realty LP	3.80		01/15/23	537,137
275	Lincoln National Corp.	7.00		06/15/40	363,088
705	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	782,815
625	Markel Corp.	3.625		03/30/23	608,854
600	Metlife Capital Trust IV (a)	7.875		12/15/37	711,000
830	Mizuho Corporate Bank Ltd. (Japan) (a)	1.85		03/21/18	822,274
600	National Retail Properties, Inc.	3.30		04/15/23	567,130
1,315	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	1,534,952
775	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	856,390
375	Omega Healthcare Investors, Inc. (a)	4.95		04/01/24	368,915
450	Piedmont Operating Partnership LP	3.40		06/01/23	417,660
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	419,490
1,035	Post Apartment Homes LP	3.375		12/01/22	983,669
350	Principal Financial Group, Inc.	1.85		11/15/17	351,294
425	Principal Financial Group, Inc.	8.875		05/15/19	543,839
925	Protective Life Corp.	7.375		10/15/19	1,124,298
675	Prudential Financial, Inc.	5.625	(e)	06/15/43	691,875
135	Prudential Financial, Inc., MTN	6.625		12/01/37	169,585
775	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(e)	05/24/41	830,409
575	Realty Income Corp.	3.25		10/15/22	548,916
280	Santander Holdings USA, Inc.	3.45		08/27/18	289,989
700	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	713,490
674	Societe Generale SA (France) (a)	5.00		01/17/24	672,948
510	Standard Chartered PLC (United Kingdom) (a)	3.95		01/11/23	488,063
550	Turkiye Is Bankasi (Turkey) (a)	7.85		12/10/23	568,975
575	Weingarten Realty Investors	3.375		10/15/22	544,070
670	Wells Fargo & Co.	4.125		08/15/23	679,111
284	Wells Fargo & Co.	5.606		01/15/44	308,554

					62,929,812

	Industrials (5.2%)
522	Anixter, Inc.	5.625		05/01/19	558,540
377	Bombardier, Inc. (Canada) (a)	6.125		01/15/23	382,655
1,000	Burlington Northern Santa Fe LLC	3.05		03/15/22	973,104
330	CEVA Group PLC (United Kingdom) (a)	7.00		03/01/21	337,425
480	CRH America, Inc.	8.125		07/15/18	586,669
248	General Cable Corp.	5.00	(h)	11/15/29	249,860
220	General Electric Co.	4.50		03/11/44	224,335
1,060	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,143,998
545	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	621,164
950	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	981,052
340	L-3 Communications Corp.	4.95		02/15/21	364,687

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

510	MasTec, Inc.	4.875		03/15/23	502,350
460	Packaging Corp. of America	4.50		11/01/23	477,059
500	Silgan Holdings, Inc. (a)	5.50		02/01/22	516,250

					7,919,148

	Technology (3.1%)
225	Hewlett-Packard Co.	3.75		12/01/20	228,891
495	Hewlett-Packard Co.	4.65		12/09/21	524,498
234	Intel Corp.	2.95		12/15/35	275,974
775	International Business Machines Corp.	1.95		02/12/19	769,773
255	Lam Research Corp.	1.25		05/15/18	317,634
400	NetApp, Inc.	2.00		12/15/17	404,514
264	Nuance Communications, Inc.	2.75		11/01/31	265,815
227	NVIDIA Corp. (a)	1.00		12/01/18	249,558
438	Salesforce.com, Inc. (a)	0.25		04/01/18	496,856
325	SanDisk Corp. (a)	0.50		10/15/20	359,531
355	Take-Two Interactive Software, Inc.	1.75		12/01/16	467,934
350	Xilinx, Inc.	3.00		03/15/21	347,619

					4,708,597

	Utilities (6.3%)
775	Boston Gas Co. (a)	4.487		02/15/42	772,022
530	CEZ AS (Czech Republic) (a)	4.25		04/03/22	543,544
495	CMS Energy Corp.	5.05		03/15/22	551,492
280	CMS Energy Corp.	6.25		02/01/20	328,858
440	EDP Finance BV (Portugal) (a)	4.90		10/01/19	460,900
330	EDP Finance BV (Portugal) (a)	5.25		01/14/21	341,220
675	Enel Finance International N.V. (Italy) (a)	5.125		10/07/19	740,943
210	Enel SpA (Italy) (a)	8.75	(e)	09/24/73	236,166
1,400	Exelon Generation Co., LLC	4.00		10/01/20	1,439,815
575	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00		09/11/19	632,354
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	882,329
325	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	331,174
775	PPL WEM Holdings Ltd. (a)	3.90		05/01/16	814,451
590	Puget Energy, Inc.	6.50		12/15/20	688,856
870	TransAlta Corp. (Canada)	4.50		11/15/22	857,784

					9,621,908

	Total Corporate Bonds (Cost $138,693,570)				145,994,971

	Asset-Backed Securities (0.8%)
	CVS Pass-Through Trust
944		6.036		12/10/28	1,063,190
109	(a)	8.353		07/10/31	141,171

	Total Asset-Backed Securities (Cost $1,053,612)				1,204,361

	Variable Rate Senior Loan Interest (0.3%)
	Industrial
370	Aspect Software, Inc., Term B (Cost $376,671)	7.25		05/07/14	375,745

NUMBER OF SHARES					VALUE
	Convertible Preferred Stocks (0.4%)
	Electric Utilities
5,800	NextEra Energy, Inc.				355,714
4,350	PPL Corp.				237,945

	Total Convertible Preferred Stocks (Cost $566,588)				593,659

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (0.6%)
	U.S. Treasury Securities (0.6%)
	U.S. Treasury Bills
$10	(i)(j)	0.058%	08/21/14	9,998
967	(i)(j)	0.063	08/21/14	966,795

	Total U.S. Treasury Securities (Cost $976,761)			976,793

NUMBER OF SHARES (000)
	Investment Company (0.0%)
71	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k) (Cost $70,546)			70,546

	Total Short-Term Investments (Cost $1,047,307)			1,047,339

	Total Investments (Cost $141,737,748) (l) (m)		97.4%	149,216,075
	Other Assets in Excess of Liabilities		2.6	3,992,125

	Net Assets		100.0%	$153,208,200

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Security trades on the Hong Kong exchange.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.
(f)	When-issued security.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2014.
(h)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(i)	Rate shown is the yield to maturity at March 31, 2014.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(k)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(l)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at March 31, 2014:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC		$268,481	HKD	2,082,500	04/03/14	$5
UBS AG	EUR	590,333		$812,873	04/03/14	(397)
UBS AG	HKD	2,082,500		$268,360	04/03/14	(126)
UBS AG		$812,889	EUR	590,333	04/03/14	382
HSBC Bank PLC	HKD	2,082,500		$268,509	05/02/14	(3)
UBS AG	EUR	590,333		$812,824	05/06/14	(391)

	Net Unrealized Depreciation					$(530)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Futures Contracts Open at March 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
183	Long	U.S. Treasury 2 yr. Note, Jun-14	$40,179,938	$(48,203)
143	Long	U.S. Treasury Ultra Long Bond, Jun-14	20,659,031	327,250
36	Long	U.S. Treasury Long Bond, Jun-14	4,795,875	20,062
114	Short	U.S. Treasury 5 yr. Note, Jun-14	(13,560,656)	62,625
213	Short	U.S. Treasury 10 yr. Note, Jun-14	(26,305,500)	178,016

		Net Unrealized Appreciation		$539,750

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Credit Default Swap Agreements Open at March 31, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$825	1.00%	12/20/18	$(5,181)	$(14,319)	$(19,500)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	845	1.00	3/20/19	(12,916)	16,218	3,302	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.21	Buy	3,600	5.00	12/20/18	7,844	(299,144)	(291,300)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.21	Sell	825	1.00	12/20/18	3,287	11,755	15,042	NR

Total Credit Default Swaps		$6,095			$(6,966)	$(285,490)	$(292,456)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Interest Rate Swap Agreements Open at March 31, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	$2,000	3 Month LIBOR	Receive	2.04%	02/13/23	$101,762
Deutsche Bank AG	6,510	3 Month LIBOR	Receive	3.03	05/14/43	567,594
Deutsche Bank AG	2,185	3 Month LIBOR	Receive	2.80	05/01/43	283,598
Goldman Sachs International	2,200	3 Month LIBOR	Receive	2.42	03/22/22	19,751
JPMorgan Chase Bank NA	1,069	3 Month LIBOR	Receive	2.43	03/22/22	8,359
Morgan Stanley & Co., LLC*	7,820	3 Month LIBOR	Receive	2.75	11/20/23	(40,889)

		Net Unrealized Appreciation				$940,175

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
Currency Abbreviations
EUR	Euro.
HKD	Hong Kong Dollar.
KRW	South Korean Won.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.9%)
	Australia (5.9%)
	Airports
107,392	Sydney Airport	$418,497

	Diversified
640,107	DUET Group (a)	1,234,882

	Toll Roads
88,942	Macquarie Atlas Roads Group	244,336
280,501	Transurban Group	1,889,163

		2,133,499

	Transmission & Distribution
318,143	Spark Infrastructure Group (a)	504,655

	Total Australia	4,291,533

	Austria (1.3%)
	Airports
9,330	Flughafen Wien AG	925,469

	Brazil (2.4%)
	Toll Roads
28,800	CCR SA	221,109

	Water
166,964	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,546,087

	Total Brazil	1,767,196

	Canada (12.9%)
	Oil & Gas Storage & Transportation
80,858	Enbridge, Inc. (a)	3,672,438
127,066	TransCanada Corp. (a)	5,775,727

	Total Canada	9,448,165

	China (3.8%)
	Diversified
534,000	Guangdong Investment Ltd. (b)	511,727

	Oil & Gas Storage & Transportation
80,500	Beijing Enterprises Holdings Ltd. (b)	721,298
209,000	China Gas Holdings Ltd. (b)	326,575
58,000	ENN Energy Holdings Ltd. (b)	405,486

		1,453,359

	Ports
130,293	China Merchants Holdings International Co., Ltd. (b)	448,048

	Toll Roads
332,000	Jiangsu Expressway Co., Ltd., H Shares (b)	378,614

	Total China	2,791,748

	France (4.7%)
	Communications
55,201	Eutelsat Communications SA	1,876,078
40,735	SES SA	1,520,953

	Total France	3,397,031

	Germany (1.5%)
	Airports
15,025	Fraport AG Frankfurt Airport Services Worldwide	1,123,637

	Italy (6.4%)
	Oil & Gas Storage & Transportation
388,906	Snam SpA	2,278,497

	Toll Roads
76,072	Atlantia SpA	1,958,731

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Transmission & Distribution
77,490	Terna Rete Elettrica Nazionale SpA	415,258

	Total Italy	4,652,486

	Japan (1.5%)
	Oil & Gas Storage & Transportation
216,000	Tokyo Gas Co., Ltd.	1,095,193

	Netherlands (1.1%)
	Oil & Gas Storage & Transportation
14,864	Koninklijke Vopak N.V.	830,562

	Spain (1.7%)
	Diversified
37,433	Ferrovial SA	812,928

	Transmission & Distribution
4,810	Red Electrica Corp., SA	391,345

	Total Spain	1,204,273

	Switzerland (2.0%)
	Airports
2,214	Flughafen Zuerich AG (Registered)	1,423,558

	United Kingdom (8.7%)
	Transmission & Distribution
265,660	National Grid PLC	3,648,621

	Water
87,910	Pennon Group PLC	1,089,529
26,890	Severn Trent PLC	817,109
62,370	United Utilities Group PLC	820,286

		2,726,924

	Total United Kingdom	6,375,545

	United States (45.0%)
	Communications
39,290	American Tower Corp. REIT	3,216,672
34,227	Crown Castle International Corp.	2,525,268
13,082	SBA Communications Corp., Class A (c)	1,189,939

		6,931,879

	Diversified
52,778	CenterPoint Energy, Inc.	1,250,311

	Oil & Gas Storage & Transportation
8,750	Atmos Energy Corp.	412,388
15,660	Cheniere Energy, Inc. (c)	866,781
54,859	Enbridge Energy Management LLC (c)	1,520,143
44,968	Kinder Morgan, Inc.	1,461,010
24,140	NiSource, Inc.	857,694
28,160	ONEOK, Inc.	1,668,480
22,740	Plains GP Holdings LP, Class A	636,265
9,630	SemGroup Corp., Class A	632,498
30,510	Sempra Energy	2,952,148
66,636	Spectra Energy Corp.	2,461,534
57,260	Williams Cos., Inc. (The)	2,323,611

		15,792,552

	Ports
5,210	Union Pacific Corp.	977,708

	Transmission & Distribution
76,532	ITC Holdings Corp.	2,858,470
31,618	Northeast Utilities	1,438,619
42,953	PG&E Corp.	1,855,570

		6,152,659

	Water
37,420	American Water Works Co., Inc.	1,698,868

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Total United States	32,803,977

	Total Common Stocks (Cost $51,911,962)	72,130,373

NUMBER OF SHARES (000)
	Short-Term Investments (13.8%)
	Securities held as Collateral on Loaned Securities (13.5%)
	Investment Company (10.4%)
7,563	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $7,563,100)	7,563,100

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (3.1%)
$562	Barclays Capital, Inc. (0.06%, dated 03/31/14, due 04/01/14; proceeds $562,440; fully collateralized by a U.S. Government Obligation; 1.50% due 08/31/18; valued at $573,689)	562,439
1,170	Merrill Lynch & Co., Inc. (0.07%, dated 03/31/14, due 04/01/14; proceeds $1,170,171; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 03/01/26 - 10/01/43; valued at $1,193,572)	1,170,169
554	BNP Paribas Securities Corp. (0.05%, dated 03/31/14, due 04/01/14; proceeds $553,513; fully collateralized by a U.S. Government Obligation; 0.88% due 02/28/17; valued at $564,582)	553,512

	Total Repurchase Agreements (Cost $2,286,120)	2,286,120

	Total Securities held as Collateral on Loaned Securities (Cost $9,849,220)	9,849,220

NUMBER OF SHARES (000)
	Investment Company (0.3%)
235	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $235,222)		235,222

	Total Short-Term Investments (Cost $10,084,442)		10,084,442

	Total Investments (Cost $61,996,404) (e) (f)	112.7%	82,214,815
	Liabilities in Excess of Other Assets	(12.7)	(9,246,825)

	Net Assets	100.0%	$72,967,990

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were $9,423,741 and $9,849,220, respectively. The Portfolio received cash collateral of $9,849,220 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The fair value and percentage of net assets, $28,111,035 and 38.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Summary of Investments ¡ March 31, 2014 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$30,898,328		42.7%
Transmission & Distribution	11,112,538		15.3
Communications	10,328,910		14.3
Water	5,971,879		8.2
Toll Roads	4,691,953		6.5
Airports	3,891,161		5.4
Diversified	3,809,848		5.3
Ports	1,425,756		2.0
Investment Company	235,222		0.3
	$72,365,595	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.8%)
	Belgium (1.6%)
	Chemicals
16,136	Umicore SA (a)	$823,775

	Finland (1.1%)
	Machinery
14,111	Kone Oyj, Class B (a)	592,623

	France (19.2%)
	Aerospace & Defense
15,078	Airbus Group N.V.	1,081,307

	Banks
17,206	BNP Paribas SA	1,330,132
65,393	Credit Agricole SA (b)	1,032,749
20,421	Societe Generale SA	1,260,612

		3,623,493

	Electrical Equipment
13,474	Schneider Electric SA	1,197,924

	Hotels, Restaurants & Leisure
20,445	Accor SA	1,048,023

	Insurance
49,158	AXA SA	1,279,910

	Media
26,935	SES SA	1,005,693

	Multi-Utilities
48,311	Suez Environnement Co.	981,509

	Total France	10,217,859

	Germany (15.0%)
	Automobiles
16,484	Daimler AG (Registered)	1,557,820
4,827	Volkswagen AG (Preference)	1,250,651

		2,808,471

	Health Care Providers & Services
5,983	Fresenius SE & Co., KGaA	936,220

	Industrial Conglomerates
12,444	Siemens AG (Registered)	1,674,688

	Insurance
4,691	Muenchener Rueckversicherungs AG (Registered)	1,024,828

	Pharmaceuticals
11,430	Bayer AG (Registered)	1,545,755

	Total Germany	7,989,962

	Ireland (2.0%)
	Construction Materials
38,201	CRH PLC	1,064,982

	Italy (1.1%)
	Banks
65,690	UniCredit SpA	601,337

	Netherlands (2.0%)
	Media
48,772	Reed Elsevier N.V.	1,055,414

	Spain (4.1%)
	Banks
86,873	Banco Bilbao Vizcaya Argentaria SA	1,045,236

	Information Technology Services
27,691	Amadeus IT Holding SA, Class A	1,151,446

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Total Spain	2,196,682

	Sweden (3.3%)
	Household Products
30,673	Svenska Cellulosa AB SCA, Class B	903,104

	Wireless Telecommunication Services
8,090	Millicom International Cellular SA SDR (a)	823,603

	Total Sweden	1,726,707

	Switzerland (15.0%)
	Food Products
30,109	Nestle SA (Registered)	2,268,679

	Insurance
3,936	Zurich Insurance Group AG (b)	1,209,538

	Pharmaceuticals
25,925	Novartis AG (Registered)	2,201,950
7,653	Roche Holding AG (Genusschein)	2,300,389

		4,502,339

	Total Switzerland	7,980,556

	United Kingdom (34.4%)
	Aerospace & Defense
49,777	Rolls-Royce Holdings PLC (b)	892,916

	Banks
301,073	Barclays PLC	1,174,373
176,213	HSBC Holdings PLC	1,784,182

		2,958,555

	Household Products
15,880	Reckitt Benckiser Group PLC	1,294,185

	Insurance
58,823	Prudential PLC	1,246,118

	Media
52,046	British Sky Broadcasting Group PLC	793,241

	Metals & Mining
188,343	Glencore Xstrata PLC	971,498

	Oil, Gas & Consumable Fuels
59,281	BG Group PLC	1,105,610
186,783	BP PLC	1,495,818
41,416	Royal Dutch Shell PLC, Class A	1,513,890

		4,115,318

	Pharmaceuticals
53,689	GlaxoSmithKline PLC	1,430,256

	Professional Services
41,486	Experian PLC	748,305

	Tobacco
25,336	British American Tobacco PLC	1,410,557
24,103	Imperial Tobacco Group PLC	974,730

		2,385,287

	Wireless Telecommunication Services
399,359	Vodafone Group PLC	1,470,263

	Total United Kingdom	18,305,942

	Total Common Stocks (Cost $34,020,178)	52,555,839

	Rights (0.0%)
	Spain
86,873	BBVA (b) (Cost $20,076)	20,345

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

NUMBER OF SHARES (000)
	Short-Term Investments (3.9%)
	Securities held as Collateral on Loaned Securities (2.7%)
	Investment Company (2.2%)
1,149	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,148,771)		1,148,771

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreement (0.5%)
$290	Barclays Capital, Inc. (0.06%, dated 03/31/14, due 04/01/14; proceeds $289,848; fully collateralized by a U.S. Government Obligation; 1.50% due 08/31/18; valued at $295,645) (Cost $289,847)		289,847

	Total Securities held as Collateral on Loaned Securities (Cost $1,438,618)		1,438,618

NUMBER OF SHARES (000)
	Investment Company (1.2%)
620	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $620,058)		620,058

	Total Short-Term Investments (Cost $2,058,676)		2,058,676

	Total Investments (Cost $36,098,930) (d) (e)	102.7%	54,634,860
	Liabilities in Excess of Other Assets	(2.7)	(1,447,747)

	Net Assets	100.0%	$53,187,113

SDR	Swedish Depositary Receipt.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were $1,426,469 and $1,484,881, respectively. The Portfolio received cash collateral of $ 1,438,618 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2014, there was uninvested cash of $46,263 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	The fair value and percentage of net assets, $52,555,839 and 98.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments ¡ March 31, 2014 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Banks	$8,248,966		15.5%
Pharmaceuticals	7,478,350		14.1
Insurance	4,760,394		8.9
Oil, Gas & Consumable Fuels	4,115,318		7.7
Media	2,854,348		5.4
Automobiles	2,808,471		5.3
Tobacco	2,385,287		4.5
Wireless Telecommunication Services	2,293,866		4.3
Food Products	2,268,679		4.3
Household Products	2,197,289		4.1
Aerospace & Defense	1,974,223		3.7
Industrial Conglomerates	1,674,688		3.1
Electrical Equipment	1,197,924		2.3
Information Technology Services	1,151,446		2.2
Construction Materials	1,064,982		2.0
Hotels, Restaurants & Leisure	1,048,023		2.0
Multi-Utilities	981,509		1.8
Metals & Mining	971,498		1.8
Health Care Providers & Services	936,220		1.8
Chemicals	823,775		1.5
Professional Services	748,305		1.4
Investment Company	620,058		1.2
Machinery	592,623		1.1
	$53,196,242	**	100.0%

**	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.7%)
	Automobiles (2.9%)
39,483	Tesla Motors, Inc. (a) (b)	$8,230,231

	Back Office Support, HR & Consulting (6.4%)
142,714	Advisory Board Co. (The) (a)	9,169,375
119,996	Corporate Executive Board Co. (The)	8,907,303

		18,076,678

	Beverage: Soft Drinks (1.2%)
32,459	Keurig Green Mountain, Inc.	3,427,346

	Cable Television Services (1.6%)
41,571	Naspers Ltd., Class N (South Africa)	4,586,655

	Computer Services, Software & Systems (26.0%)
377,467	Facebook, Inc., Class A (a)	22,738,612
37,946	FireEye, Inc. (a)	2,336,335
19,802	Google, Inc., Class A (a)	22,069,527
530,131	Groupon, Inc. (a)	4,156,227
25,019	LinkedIn Corp., Class A (a)	4,627,014
15,814	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	1,574,758
138,668	Salesforce.com, Inc. (a)	7,916,556
115,688	Twitter, Inc. (a) (b)	5,399,159
30,337	Workday, Inc., Class A (a)	2,773,712

		73,591,900

	Computer Technology (2.2%)
11,344	Apple, Inc.	6,088,779

	Diversified Retail (7.7%)
64,942	Amazon.com, Inc. (a)	21,854,282

	Energy Equipment (0.4%)
18,952	SolarCity Corp. (a) (b)	1,186,774

	Fertilizers (2.3%)
55,772	Monsanto Co.	6,345,180

	Financial Data & Systems (8.8%)
123,745	Mastercard, Inc., Class A	9,243,752
150,062	MSCI, Inc. (a)	6,455,667
42,030	Visa, Inc., Class A	9,072,596

		24,772,015

	Foods (2.7%)
89,988	Mead Johnson Nutrition Co.	7,481,602

	Health Care Services (4.4%)
77,509	athenahealth, Inc. (a)	12,420,042

	Hotel/Motel (2.3%)
210,659	Edenred (France)	6,615,724

	Insurance: Property-Casualty (1.9%)
91,364	Arch Capital Group Ltd. (a)	5,257,085

	Leisure Time (4.0%)
9,372	Priceline.com, Inc. (a)	11,170,393

	Medical Equipment (8.3%)
92,405	Illumina, Inc. (a)	13,736,927
22,268	Intuitive Surgical, Inc. (a)	9,753,162

		23,490,089

	Oil: Crude Producers (0.9%)
30,517	Range Resources Corp.	2,531,995

	Pharmaceuticals (3.2%)
69,041	Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,101,675

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Restaurants (3.6%)
95,598	Fiesta Restaurant Group, Inc. (a)	4,358,313
80,717	Starbucks Corp.	5,923,013

		10,281,326

	Telecommunications Equipment (2.7%)
119,442	Motorola Solutions, Inc.	7,678,926

	Textiles, Apparel & Shoes (2.2%)
32,657	Christian Dior SA (France)	6,295,814

	Total Common Stocks (Cost $142,585,701)	270,484,511

	Preferred Stock (0.6%)
	Restaurants
114,561	Blue Bottle Coffee, Inc., Series B (a) (c) (d) (e) (acquisition cost - $1,657,606; acquired 1/24/14) (Cost $1,657,606)	1,657,606

NOTIONAL AMOUNT
	Call Options Purchased (0.1%)
	Foreign Currency Options
3,207,286	USD/CNY December 2014 @ CNY 6.50	9,016
39,918,529	USD/CNY December 2014 @ CNY 6.50	114,167
45,129,097	USD/CNY December 2014 @ CNY 6.50	130,558

	Total Call Options Purchased (Cost $277,851)	253,741

NUMBER OF SHARES (000)
	Short-Term Investments (10.3%)
	Securities held as Collateral on Loaned Securities (5.4%)
	Investment Company (4.2%)
11,771	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $11,771,054)	11,771,054

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (1.2%)
$875	Barclays Capital, Inc. (0.06%, dated 03/31/14, due 04/01/14; proceeds $875,371; fully collateralized by a U.S. Government Obligation; 1.50% due 08/31/18; valued at $892,878)	875,369
861	BNP Paribas Securities Corp. (0.05%, dated 03/31/14, due 04/01/14; proceeds $861,476; fully collateralized by a U.S. Government Obligation; 0.88% due 02/28/17; valued at $878,704)	861,475
1,821	Merrill Lynch & Co., Inc. (0.07%, dated 03/31/14, due 04/01/14; proceeds $1,821,230; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 03/01/26 - 10/01/43; valued at $1,857,651)	1,821,226

	Total Repurchase Agreements (Cost $3,558,070)	3,558,070

	Total Securities held as Collateral on Loaned Securities (Cost $15,329,124)	15,329,124

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (4.9%)
13,912	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $13,912,420)		13,912,420

	Total Short-Term Investments (Cost $29,241,544)		29,241,544

	Total Investments (Cost $173,762,702) (g) (h)	106.7%	301,637,402
	Liabilities in Excess of Other Assets	(6.7)	(19,046,273)

	Net Assets	100.0%	$282,591,129

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were $14,816,165 and $15,329,124, respectively. The Portfolio received cash collateral of $15,329,124 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to $1,657,606 and represents 0.6% of net assets.
(d)	Illiquid security.
(e)	At March 31, 2014, the Portfolio held a fair valued security valued at $1,657,606, representing 0.6% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	The fair value and percentage of net assets, $17,498,193 and 6.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Currency Abbreviation
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$24,560,000	$—	$24,560,000
Certificates of Deposit	—	17,550,000	—	17,550,000
Commercial Paper	—	15,843,726	—	15,843,726
Extendible Floating Rate Notes	—	7,299,952	—	7,299,952
Floating Rate Notes	—	5,899,977	—	5,899,977

Total Assets	$—	$71,153,655	$—	$71,153,655

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$26,235,741	$—	$26,235,741
Asset-Backed Securities	—	6,232,285	—	6,232,285
U.S. Treasury Securities	—	3,679,321	—	3,679,321
Agency Adjustable Rate Mortgages	—	1,996,908	—	1,996,908
Collateralized Mortgage Obligations - Agency Collateral Series	—	986,554	—	986,554
Sovereign	—	445,839	—	445,839
Mortgage - Other	—	249,034	—	249,034
Agency Fixed Rate Mortgages	—	219,527	—	219,527
Commercial Mortgage-Backed Securities	—	197,925	—	197,925

Total Fixed Income Securities	—	40,243,134	—	40,243,134

Short-Term Investments
U.S. Treasury Security	—	114,976	—	114,976
Investment Company	114,249	—	—	114,249

Total Short-Term Investments	114,249	114,976	—	229,225

Futures Contracts	42,516	—	—	42,516
Interest Rate Swap Agreements	—	130,481	—	130,481

Total Assets	156,765	40,488,591	—	40,645,356

Liabilities:
Futures Contracts	(22,874)	—	—	(22,874)
Credit Default Swap Agreements	—	(5,234)	—	(5,234)

Total Liabilities	(22,874)	(5,234)	—	(28,108)

Total	$133,891	$40,483,357	$—	$40,617,248

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$145,994,971	$—	$145,994,971
Asset-Backed Securities	—	1,204,361	—	1,204,361
Variable Rate Senior Loan Interest	—	375,745	—	375,745

Total Fixed Income Securities	—	147,575,077	—	147,575,077

Convertible Preferred Stocks	593,659	—	—	593,659
Short-Term Investments
U.S. Treasury Securities	—	976,793	—	976,793
Investment Company	70,546	—	—	70,546

Total Short-Term Investments	70,546	976,793	—	1,047,339

Foreign Currency Forward Exchange Contracts	—	387	—	387
Futures Contracts	587,953	—	—	587,953
Credit Default Swap Agreements	—	11,131	—	11,131
Interest Rate Swap Agreements	—	981,064	—	981,064

Total Assets	1,252,158	149,544,452	—	150,796,610

Liabilities:
Foreign Currency Forward Exchange Contracts	—	(917)	—	(917)
Futures Contract	(48,203)	—	—	(48,203)
Credit Default Swap Agreements	—	(18,097)	—	(18,097)
Interest Rate Swap Agreement	—	(40,889)	—	(40,889)

Total Liabilities	(48,203)	(59,903)	—	(108,106)

Total	$1,203,955	$149,484,549	$—	$150,688,504

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$3,891,161	$—	$3,891,161
Communications	6,931,879	3,397,031	—	10,328,910
Diversified	1,250,311	2,559,537	—	3,809,848
Oil & Gas Storage & Transportation	25,240,717	5,657,611	—	30,898,328
Ports	977,708	448,048	—	1,425,756
Toll Roads	221,109	4,470,844	—	4,691,953
Transmission & Distribution	6,152,659	4,959,879	—	11,112,538
Water	3,244,955	2,726,924	—	5,971,879

Total Common Stocks	44,019,338	28,111,035	—	72,130,373

Short-Term Investments
Investment Company	7,798,322	—	—	7,798,322
Repurchase Agreements	—	2,286,120	—	2,286,120

Total Short-Term Investments	7,798,322	2,286,120	—	10,084,442

Total Assets	$51,817,660	$30,397,155	$—	$82,214,815

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$1,974,223	$—	$1,974,223
Automobiles	—	2,808,471	—	2,808,471
Banks	—	8,228,621	—	8,228,621
Chemicals	—	823,775	—	823,775
Construction Materials	—	1,064,982	—	1,064,982
Electrical Equipment	—	1,197,924	—	1,197,924
Food Products	—	2,268,679	—	2,268,679
Health Care Providers & Services	—	936,220	—	936,220
Hotels, Restaurants & Leisure	—	1,048,023	—	1,048,023
Household Products	—	2,197,289	—	2,197,289
Industrial Conglomerates	—	1,674,688	—	1,674,688
Information Technology Services	—	1,151,446	—	1,151,446
Insurance	—	4,760,394	—	4,760,394
Machinery	—	592,623	—	592,623
Media	—	2,854,348	—	2,854,348
Metals & Mining	—	971,498	—	971,498
Multi-Utilities	—	981,509	—	981,509
Oil, Gas & Consumable Fuels	—	4,115,318	—	4,115,318
Pharmaceuticals	—	7,478,350	—	7,478,350
Professional Services	—	748,305	—	748,305
Tobacco	—	2,385,287	—	2,385,287
Wireless Telecommunication Services	—	2,293,866	—	2,293,866

Total Common Stocks	—	52,555,839	—	52,555,839

Rights	20,345	—	—	20,345
Short-Term Investments
Investment Company	1,768,829	—	—	1,768,829
Repurchase Agreement	—	289,847	—	289,847

Total Short-Term Investments	1,768,829	289,847	—	2,058,676

Total Assets	$1,789,174	$52,845,686	$—	$54,634,860

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$8,230,231	$—	$—	$8,230,231
Back Office Support, HR & Consulting	18,076,678	—	—	18,076,678
Beverage: Soft Drinks	3,427,346	—	—	3,427,346
Cable Television Services	—	4,586,655	—	4,586,655
Computer Services, Software & Systems	73,591,900	—	—	73,591,900
Computer Technology	6,088,779	—	—	6,088,779
Diversified Retail	21,854,282	—	—	21,854,282
Energy Equipment	1,186,774	—	—	1,186,774
Fertilizers	6,345,180	—	—	6,345,180
Financial Data & Systems	24,772,015	—	—	24,772,015
Foods	7,481,602	—	—	7,481,602
Health Care Services	12,420,042	—	—	12,420,042
Hotel/Motel	—	6,615,724	—	6,615,724
Insurance: Property-Casualty	5,257,085	—	—	5,257,085
Leisure Time	11,170,393	—	—	11,170,393
Medical Equipment	23,490,089	—	—	23,490,089
Oil: Crude Producers	2,531,995	—	—	2,531,995
Pharmaceuticals	9,101,675	—	—	9,101,675
Restaurants	10,281,326	—	—	10,281,326
Telecommunications Equipment	7,678,926	—	—	7,678,926
Textiles, Apparel & Shoes	—	6,295,814	—	6,295,814

Total Common Stocks	252,986,318	17,498,193	—	270,484,511

Preferred Stock	—	—	1,657,606	1,657,606
Call Options Purchased	—	253,741	—	253,741
Short-Term Investments
Investment Company	25,683,474	—	—	25,683,474
Repurchase Agreements	—	3,558,070	—	3,558,070

Total Short-Term Investments	25,683,474	3,558,070	—	29,241,544

Total Assets	$278,669,792	$21,310,004	$1,657,606	$301,637,402

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Preferred Stocks
Multi Cap Growth
Beginning Balance	$—
Purchases	1,657,606
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—

Ending Balance	$1,657,606

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2014	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

	Fair Value at March 31, 2014	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Multi Cap Growth
Restaurants
Preferred Stock	$1,657,606	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.4692	$14.4692	$14.4692	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	6.8x	9.8x	8.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were as follows:

GLOBAL INFRASTRUCUTRE	EUROPEAN EQUITY	MULTI CAP GROWTH
$28,111,035	$49,419,257	$17,498,193

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014